Concentration of Risk (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risk [Abstract]
Cash deposited with financial institutions	$ 298,436	$ 219,553	$ 629,355